Guarantees granted, commitments and contingent liabilities - Disclosure of maturity analysis of purchase obligations (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Purchase obligation, battery production	€ 3,568
2023
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	971
2024
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	350
2025
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	277
2026
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	396
2027
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	418
2028 and thereafter
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	€ 2,968